Notes Payable - Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Related Parties Notes Payable

The Company has the following related parties notes payable as of December 31, 2018 and 2017:

Note	Issuance Date	Maturity Date	Interest Rate	Original Borrowing	Balance at December 31, 2018	Balance at December 31, 2017

Note (1)	June 18, 2016	December 31, 2019	0.0%	$26,400	$0	$26,400
Note (2)	September 1, 2016	December 31, 2018	0.0%	$53,000	$0	$53,000
Total notes payable – related parties, net					$0	$79,400

(1)	On July 18, 2016, the Company executed a Note Payable with Andrew Rodosevich, the Company’s then-Chief Financial Officer, for $26,400 to pay for public company expenses. The note is unsecured, non-interest bearing and due December 31, 2019.

(2)	On September 1, 2016, the Company executed a Note Payable with Like RE, Inc. for $53,000. Kenneth Tapp, the Company’s Chief Executive Officer also an officer with Like RE, Inc. The note is unsecured, non-interest bearing and due December 31, 2018.